Cover	Jul. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	GREENSKY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38506
Entity Tax Identification Number	82-2135346
Entity Address, Address Line One	5565 Glenridge Connector
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	(678)
Local Phone Number	264-6105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	GSKY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001712923